Share-Based Compensation - Performance and Market-Based Award Vesting and Unrecognized Compensation Cost (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Performance Based Awards
Share-based Compensation
Unrecognized compensation cost (in dollars)	$ 16.0
Performance Based Awards | Maximum
Share-based Compensation
Vesting percentage	200.00%
Market Based Share Awards
Share-based Compensation
Unrecognized compensation cost (in dollars)	$ 1.6
Market Based Share Awards | Maximum
Share-based Compensation
Vesting percentage	200.00%